Trade accounts receivable, net	12 Months Ended
Dec. 31, 2017
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Trade accounts receivable, net
7.	Trade accounts receivable, net

	12.31.2017	12.31.2016
Foreign customers	438.4	429.3
Brazilian Air Force	314.1	263.5
Domestic customers	30.1	30.8

	782.6	723.6
Allowance for doubtful accounts	(65.5)	(58.2)

	717.1	665.4

At December 31, 2017, the accounts receivable of US$ 619.8 (December 31, 2016 – US$ 566.6) were current and not past due. There were accounts receivable overdue, but not impaired, for the period presented, related to independent customers with no recent history or expectation of default. The analysis of past due accounts receivable are presented below:

	12.31.2017	12.31.2016
Up to 90 days	48.9	49.6
From 91 to 180 days	19.2	19.5
More than 180 days	29.2	29.7

	97.3	98.8

Changes in estimated losses on settlement are shown below:

	12.31.2017	12.31.2016	12.31.2015
Beginning balance	(58.2)	(47.3)	(42.9)
Additions	(15.0)	(41.7)	(13.4)
Reversal	5.7	20.0	2.4
Written-off	5.2	10.3	3.6
Foreign exchange variation	(3.2)	0.5	3.0

Ending balance	(65.5)	(58.2)	(47.3)

The Company’s sales are denominated in various currencies and trade accounts receivable from customers are maintained as follows:

	12.31.2017	12.31.2016
U.S. dollar	456.7	527.7
Euros	116.2	68.0
Reais	138.2	69.6
Other	6.0	0.1

	717.1	665.4

7.1	Construction Contracts

The consolidated balances at December 31, 2017 for accounts receivable and revenue recognized in accordance with the POC method totaled US$ 487.3 ( December 31, 2016 - US$ 430.8) and US$ 835.2 (December 31, 2016 - US$ 854.2), respectively, and the costs related to these contracts totaled US$ 744.1 (December 31, 2016 – US$ 675.1).